BLACKROCK MUNIYIELD QUALITY FUND, INC.

ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF

VARIABLE RATE DEMAND PREFERRED SHARES

This is to certify that:

First: The charter of BlackRock MuniYield Quality Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated as of September 13, 2011, as amended to date (the “Articles Supplementary”).

Second: The charter of the Corporation is hereby amended by deleting the first and second recitals of the Articles Supplementary and inserting the following:

FIRST: Pursuant to authority expressly vested in the Board of Directors of the Corporation by Article VI of the Corporation’s Charter, the Board of Directors has, by resolution duly adopted on August 19, 2011, reclassified 1,766 authorized and unissued shares of common stock of the Corporation as shares of preferred stock of the Corporation, par value $0.10 per share, as Variable Rate Demand Preferred Shares (together with any Variable Rate Demand Preferred Shares approved and issued after August 19, 2011, the “VRDP Shares”). The VRDP Shares may be issued in one or more series, as designated and authorized by the Board of Directors or a duly authorized committee thereof from time to time (each series of VRDP Shares that may be authorized and issued, a “Series”).

SECOND: Pursuant to authority expressly vested in the Board of Directors of the Corporation by Article VI of the Corporation’s Charter, the Board of Directors, by resolution duly adopted on June 16, 2020 and by written consent duly adopted on March 30, 2021, approved the reclassification of 2,737 authorized and unissued shares of common stock of the Corporation as additional VRDP Shares.

THIRD: The preferences (including liquidation preference), voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, of the shares of each Series of VRDP Shares are as follows or as set forth in an amendment to these Articles Supplementary or otherwise in the Corporation’s Charter (each such Series being referred to herein as a “Series of VRDP Shares”):

Third: The charter of the Corporation is hereby amended by deleting the section titled “Designation” in the Articles Supplementary and replacing it with the following:

DESIGNATION

Series W-7: A series of preferred stock, par value $0.10 per share, liquidation preference $100,000 per share, was previously authorized and designated “Series W-7 VRDP Shares”. The number of Series W-7 VRDP Shares approved for issuance is 4,503. Each Series W-7 VRDP Share shall be issued on a date or dates determined by the Board of Directors of the Corporation or pursuant to their delegated authority; have an Applicable Rate commencing on April 19, 2021 equal initially to the sum of 0.75% per annum plus the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index; and have such other preferences, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption, required by Applicable Law and that are expressly set forth in these Articles Supplementary and the Charter. The Series W-7 VRDP Shares shall constitute a separate series of preferred stock of the Corporation and each Series W-7 VRDP Share shall be identical. Except as otherwise provided with respect to any additional Series of VRDP Shares or unless the context requires otherwise, the terms and conditions of these Articles Supplementary apply to each Series of VRDP Shares and each share of such Series.

Fourth: These Articles of Amendment shall be effective as of April 19, 2021.

Fifth: The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

[Signature Page Follows]

IN WITNESS WHEREOF, BlackRock MuniYield Quality Fund, Inc. has caused these Articles of Amendment to be signed as of April 9, 2021, in its name and on its behalf by the person named below, who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information, and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIYIELD QUALITY FUND, INC.

By: /s/ Jonathan Diorio

Name: Jonathan Diorio

Title: Vice President

ATTEST:

/s/ Janey Ahn

Name: Janey Ahn

Title: Secretary

[Signature Page – MQY – Articles of Amendment to Articles Supplementary]